Other non-current liabilities - Additional information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Other non-current liabilities
Ownership percentage of non-controlling interest	10.00%
Capital injection from non-controlling interests			¥ 10,821,000
Present value of redeemable liabilities		¥ 7,671,000
Other investors
Other non-current liabilities
Ownership percentage of non-controlling interest		10.00%
Capital injection from non-controlling interests			¥ 10,821,000	$ 1,667,000
Genetron Wuxi
Other non-current liabilities
Ownership percentage of subsidiary		90.00%
Interest rate on redeemable liabilities		6.00%